EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
NOTE 13:-	EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net earnings (loss) per share:

	Year ended December 31,
	2025	2024	2023

Numerator for basic and diluted net earnings (loss) per share:

Net income (loss)	$20,257	$6,038	$(21,590)

Weighted-average shares outstanding, net of treasury shares:

Denominator for basic net earnings (loss) per share	42,879,056	41,982,851	42,871,770
Effect of dilutive securities:
Employee share options and RSUs	1,819,482	1,380,055	-

Denominator for diluted net earnings (loss) per share	44,698,538	43,362,906	42,871,770

Basic net earnings (loss) per share	$0.47	$0.14	$(0.50)

Diluted net earnings (loss) per share	$0.45	$0.14	$(0.50)